Stockholders' Equity and Stock-Based Compensation (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Options
Outstanding, beginning	8,548,357	7,559,950
Granted	882,073	1,406,366
Exercised		(125)
Cancelled	(706,533)	(417,834)
Outstanding, ending	8,723,897	8,548,357	7,559,950
Exercisable, ending	5,999,937	5,496,880
Vested and expected to vest, ending	8,589,642	8,397,995
Weighted Average Exercise Price
Outstanding, beginning	$ 0.62	$ 0.60
Granted	$ 0.75	$ 0.75
Exercised		$ 0.34
Cancelled	$ 0.59	$ 0.63
Outstanding, ending	$ 0.64	$ 0.62	$ 0.60
Exercisable, ending	$ 0.59	$ 0.57
Vested and expected to vest, ending	$ 0.64	$ 0.62
Weighted Average Remaining Contractual Term (Years)
Outstanding	6 years 6 months 25 days	7 years	7 years 6 months 21 days
Exercisable	5 years 8 months 9 days	6 years 1 month 2 days
Vested and expected to vest	6 years 6 months 14 days	6 years 11 months 19 days
Aggregate Intrinsic Value
Outstanding, beginning	$ 394	$ 210
Exercised		58
Outstanding, ending	16,258	394	210
Exercisable, ending	11,450	375
Vested and expected to vest, ending	$ 16,008	$ 384